Consolidated Statements of Cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the year		$ (8,995)		$ (13,945)	$ (24,221)
Adjustments for operating activities:
Depreciation		70		53	67
Capital Loss		7		0	0
Share-based compensation	[1]	623		617	1,491
Change in other receivables and prepaid expenses		(1,143)		(487)	903
Change in trade payables		(177)		117	(1,172)
Change in accrued expenses	[2]	(1,202)		(1,887)	45
Change in employees and related expenses	[3]	(278)		111	(737)
Change in operating leases		(35)		35	13
Net cash used in operating activities		(11,130)		(15,386)	(23,611)
Cash flows from investing activities
Decrease in short-term deposits		5,393		2,297	15,882
Proceeds from sale of property and equipment			[4]	0	0
Purchase of property and equipment		(3)		0	(3)
Net cash provided by investing activities		5,390		2,297	15,879
Cash flows from financing activities
Exercise of options		12		0	0
Sale of treasury share		0		0	580
Issuance of shares net of issuance costs		7,145		9,868	2,924
Net cash provided by financing activities		7,157		9,868	3,504
Change in cash, cash equivalents and restricted cash		1,417		(3,221)	(4,228)
Cash, cash equivalents and restricted cash at beginning of the year		6,147		9,368	13,596
Cash, cash equivalents and restricted cash at end of the year		7,564		6,147	9,368
A. Cash paid and received during the year for:
Income taxes received		0		0	187
Interest received		610		814	1,463
B. Significant non- cash transaction:
Right-of-use asset recognized with corresponding lease liability		0		0	392
Receivables on account of shares issued, net		44		0	0
Issuance costs not paid in cash		$ 32		$ 0	$ 0

[1]	Includes expenses related to related parties of $389 thousand, $427 thousand and $1,304 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.
[2]	Includes changes in balances due to related parties of ($1) thousand and $1 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[3]	Includes changes in balances due to related parties of ($73) thousand and $41 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[4]	Less than 1 thousand